Average Annual Total Returns			12 Months Ended	57 Months Ended	60 Months Ended	120 Months Ended	177 Months Ended
		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI U.S. Mid-Cap 450 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MSCI U.S. Mid Cap 450 Index **(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		17.18%		10.62%	10.35%	12.18%
Russell Midcap Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Russell Midcap® Total Return Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		15.34%		9.92%	9.63%	11.68%
MSCI U.S. Investable Market 2500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	MSCI U.S. Investable Market 2500 Index***(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[2]		23.82%		14.02%	12.64%	13.45%
Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent			23.81%		13.86%	12.55%	13.36%
MSCI All Country World Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent				15.14%	17.49%
Jensen Quality MidCap Fund - J Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.41%		9.87%	8.32%	9.81%
Performance Inception Date		Mar. 31, 2010
Jensen Quality MidCap Fund - J Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.97%		9.18%	7.12%	8.43%
Jensen Quality MidCap Fund - J Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.70%		7.76%	6.34%	7.71%
Jensen Quality MidCap Fund - I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.75%		10.14%	8.56%	10.03%
Performance Inception Date		Mar. 31, 2010
Jensen Quality MidCap Fund - Y Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return Before Taxes
Average Annual Return, Percent	[3]		9.73%		10.16%	8.59%	10.05%
Performance Inception Date		Jan. 15, 2020
Jensen Global Quality Growth Fund - I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				12.38%	10.18%
Performance Inception Date		Apr. 15, 2020
Jensen Global Quality Growth Fund - J Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				12.14%	10.01%
Performance Inception Date		Apr. 15, 2020
Jensen Global Quality Growth Fund - J Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				12.06%	9.96%
Jensen Global Quality Growth Fund - J Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				9.67%	5.96%
Jensen Global Quality Growth Fund - Y Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				12.42%	10.27%
Performance Inception Date		Apr. 15, 2020

[1]	Effective September 30, 2025, the Adviser believes that the MSCI U.S. Mid Cap 450 Index better represents the investable opportunity set for the Fund than does the Russell MidCap Total Return Index.
[2]	Effective September 30, 2025, the Fund is replacing the Russell 3000 Index with the MSCI U.S. Investable Market 2500 Index as a broad-based securities market index as it is considered to be broadly representative of the overall applicable securities market.
[3]	Class Y shares commenced operations on January 15, 2020. Performance shown for Class Y shares prior to their inception (five year, ten year and since inception columns) reflects the performance of the Class I shares, adjusted to reflect Class Y expenses.